Annuity Investors(Registered) Variable Account B

                                       of

                             Annuity Investors Logo

                                       for


                               The Commodore Logo








   The Commodore             The Commodore               The Commodore
Navigator(Service mark)   Advantage (Service Mark)   Idependence(Service Mark)



                                December 31, 1999

                        Annual Report to Contract Owners

                                Table of Contents

                                                                      Page

Letter from the President............................................   2

                                                                       Tab

Annuity Investors Variable Account B- Financial Statements...........   I

Portfolio Annual Reports

Bankers Trust Company..................................................II
          EAFE Equity Index Fund
          Equity 500 Index Fund
          Small Cap Index Fund

Janus Aspen Series .................................................. III
         Aggressive Growth Portfolio
         Worldwide Growth Portfolio
         Balanced Portfolio
         Growth Portfolio
         International Growth Portfolio

INVESCO Variable Investment Funds, Inc .............................. III
         Equity Income Fund
         Total Return Fund
         High Yield Fund

Dreyfus Portfolios ..................................................  IV
         Dreyfus Variable Investment Fund
                  Money Market Portfolio
                  Small Cap Portfolio
                  Capital Appreciation Portfolio
                  Growth and Income Portfolio
         The Dreyfus Socially Responsible Growth Fund, Inc.
         Dreyfus Stock Index Fund

PBHG Insurance Series Fund, Inc......................................  VI
         PBHG Technology & Communications Portfolio
         PBHG Large Cap Growth Portfolio
         PBHG Growth II Portfolio

Strong ...............................................................VII
         Strong Opportunity Fund II, Inc.
         Strong Variable Insurance Funds, Inc.,
                  Strong Mid Cap Growth Fund II

Morgan Stanley Dean Witter Universal Funds, Inc  ....................VIII
         U.S. Real Estate Portfolio
         Fixed Income Portfolio
         Value Portfolio
         Emerging Markets Equity Portfolio
         Mid Cap Value Portfolio

The Timothy Plan Small-Cap Variable Series...........................  IX

Dear Commodore Contract Owner:

     I am pleased to present you with the December 31, 1999 Financial Statements of Annuity Investors(R) Variable Account B, and the 1999 Annual Reports for each of the Portfolios offered through the sub-accounts of Annuity Investors Variable Account B. The Portfolios are managed by leading investment advisors such as Janus Capital Corporation, The Dreyfus Corporation, Bankers Trust Company, Morgan Stanley Dean Witter Investment Management Inc., Pilgrim Baxter & Associates, Ltd., INVESCO Funds Group, Inc., Strong Capital Management, Inc. and The Timothy Partners, Ltd. The broad range of investment options offered under your Contract allows you the flexibility to implement your own personal investment strategy and to change your mix of investments as your objectives change over time.

     In 1999, the stock market, as measured by the Standard & Poor's Composite Stock 500 Index, showed a 21.04% increase and the NYSE Composite Index increased by 9.15%. The bond market, as measured by Lehman Brothers Aggregate Bond Index, decreased by 0.83% over the same period. The performance of the sub-accounts offered under your Contract compared favorably to the performance of these indices, as shown by the average annual total return for the period January 1, 1999 to December 31, 1999, below.*


Janus A.S.-International Growth Portfolio                      79.76%
Janus A.S.-Aggressive Growth Portfolio                        122.30%
Janus A.S.-Worldwide Growth Portfolio                          62.18%
Janus A.S.-Capital Appreciation Portfolio                      64.69%
Janus A.S.-Growth Portfolio                                    42.00%
Janus A.S.-Balanced Portfolio                                  25.01%
Dreyfus V.I.F.-Small Cap Portfolio                             21.45%
Dreyfus V.I.F.-Capital Appreciation Portfolio                   9.92%
Dreyfus V.I.F.-Growth and Income Portfolio                     15.27%
Dreyfus V.I.F.-Money Market Portfolio                           2.56%
The Dreyfus Socially Responsible Growth Fund, Inc.             28.28%
Dreyfus Stock Index Fund                                       18.94%
BT Insurance Funds Trust-Small Cap Index Fund                  18.51%
BT Insurance Funds Trust-EAFE Equity Index Fund                25.84%
BT Insurance Funds Trust-Equity 500 Index Fund                 18.72%
Strong Opportunity Fund II, Inc.                               33.05%
Strong Variable Insurance Funds, Inc.
     Strong Mid Cap Growth Fund II                             87.26%
INVESCO VIF-Equity Income Fund                                 13.26%
INVESCO VIF-Total Return Fund                                  -4.73%
INVESCO VIF-High Yield Fund                                     7.68%
Morgan Stanley Dean Witter Universal Funds, Inc.
     Emerging Markets Equity Portfolio                         92.99%
Morgan Stanley Dean Witter Universal Funds, Inc.
     Mid Cap Value Portfolio                                   18.45%
Morgan Stanley Dean Witter Universal Funds, Inc.
     Value Portfolio                                           -3.17%
Morgan Stanley Dean Witter Universal Funds, Inc.
     U.S. Real Estate Portfolio                                -2.83%
Morgan Stanley Dean Witter Universal Funds, Inc.
     Fixed Income Portfolio                                    -2.99%
PBHG Insurance Series Fund, Inc.
     PBHG Technology & Communications Portfolio               229.77%
PBHG Insurance Series Fund, Inc.
     PBHG Growth II Portfolio                                  95.46%
PBHG Insurance Series Fund, Inc.
     PBHG Large Cap Growth Portfolio                           62.94%
The Timothy Plan Small-Cap Variable Series                     17.64%


     *Performance figures are net of all sub-account charges, but do not reflect contingent deferred sales charges and contract maintenance fees.


     I, and my colleagues at Annuity Investors Life Insurance Compay(R), look forward to serving you in the future.

Sincerely,

/s/--------------------
Charles R. Scheper
President

                               ANNUITY INVESTORS

                               VARIABLE ACCOUNT B

                              Financial Statements

                          Year ended December 31, 1999
                       With Report of Independent Auditors

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                              Financial Statements

                          Year ended December 31, 1999



                                    Contents


     Report of Independent Auditors................................1


     Audited Financial Statements

     Statements of Assets and Liabilities - Current Year...........3
     Statements of Operations - Current Year.......................6
     Statements of Changes in Net Assets - Current Year............8
     Statements of Changes in Net Assets - Prior Year.............13
     Notes to Financial Statements................................14

                         Report of Independent Auditors

Contractholders  of Annuity Investors  Variable Account B
And
Board of Directors of Annuity  Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Annuity Investors Variable Account B (comprising, respectively, the BT Insurance Funds Trust EAFE Equity Index Fund, BT Insurance Funds Trust Equity 500 Index Fund, BT Insurance Funds Trust Small Cap Index Fund, Dreyfus Variable Investment Fund Capital Appreciation Portfolio, Dreyfus Variable Investment Fund Growth and Income Portfolio, Dreyfus Variable Investment Fund Money Market Portfolio, Dreyfus Variable Investment Fund Small Cap Portfolio, Dreyfus Funds Socially Responsible Growth Fund, Inc., Dreyfus Funds Stock Index Fund, Invesco Funds Group, Inc. High-Yield Fund, Invesco Funds Group, Inc. Equity Income Fund, Invesco Funds Group, Inc. Total Return Fund , Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen Series Balanced Portfolio, Janus Aspen Series Capital Appreciation Portfolio, Janus Aspen Series Growth Portfolio, Janus Aspen Series International Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. Emerging Markets Equity Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. Fixed Income Fund Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. Mid-Cap Value Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. U.S. Real Estate
Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. Value Portfolio, PBHG Insurance Series Fund, Inc. Growth II Portfolio, PBHG Insurance Series Fund, Inc. Large Cap Growth Portfolio, PBHG Insurance Series Fund, Inc. Technology & Communications Portfolio, Strong Funds Mid Cap Growth Fund II, Strong Funds Opportunity Fund II, and Timothy Partners, Ltd. the Timothy Plan Variable Series Sub Accounts) as of December 31, 1999, and the related statement of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B at December 31, 1999, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                             /s/---------------------
                                              Ernst & Young LLP

Cincinnati,  OH
February 7, 2000

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1999



===================================================================================================================================
                                                                                                                           Market
                                                                                       Shares           Cost               Value
                                                                                     -----------    -----------        -----------
Assets:
      Investments in portfolio shares, at net asset value (Note 2):
         BT Insurance Funds Trust:
              EAFE Equity Index Fund:.....................................             5,998.438    $    74,997        $    81,578
              Equity 500 Index Fund.......................................            52,529.349        745,703            797,394
              Small Cap Index Fund........................................            15,254.245        159,689            177,102
         Dreyfus Variable Investment Fund:
              Capital Appreciation Portfolio ..............................          186,049.137      6,930,713          7,417,778
              Growth and Income Portfolio .................................          169,089.174      3,868,913          4,308,393
              Money Market Portfolio ......................................        2,869,109.650      2,869,110          2,869,110
              Small Cap Portfolio .........................................           49,893.630      2,713,736          3,309,943
          Dreyfus Funds:
              Socially Responsible Growth Fund, Inc. ......................          176,782.631      5,783,272          6,906,898
              Stock Index Fund ............................................          873,325.926     29,186,372         33,579,383
          INVESCO Variable Investment Funds, Inc.:
              High-Yield Portfolio ........................................          221,766.073      2,651,878          2,552,529
              Equity Income Portfolio .....................................          362,851.506      7,117,116          7,623,510
              Total Return Portfolio ......................................          180,966.300      2,975,320          2,819,454
          Janus Aspen Series:
              Aggressive Growth Portfolio .................................          174,935.474      6,698,550         10,441,899
              Balanced Portfolio ..........................................          990,136.857     23,511,840         27,644,621
              Capital Appreciation Portfolio...............................          188,368.634      4,986,868          6,248,188
              Growth Portfolio ............................................          372,888.658      9,511,290         12,547,703
              International Growth Portfolio ..............................           75,712.217      1,884,056          2,927,792
         Worldwide Growth Portfolio .......................................          174,687.736      4,616,525          5,081,666
              Worldwide Growth Portfolio...................................          441,294.659     13,675,527         21,071,820
          Morgan Stanley Dean Witter Universal Funds, Inc.:
              Emerging Markets Equity Portfolio ...........................           46,136.031        417,812            641,752
              Fixed Income Portfolio ......................................          300,201.549      3,174,939          3,017,025
              Mid Cap Value Portfolio .....................................          177,493.539      2,573,295          2,772,448
              U.S. Real Estate Portfolio ..................................           91,264.643        893,438            831,421
              Value Portfolio .............................................           70,049.485        781,450            753,733
          PBHG Insurance Series Fund, Inc.:
              Growth II Portfolio .........................................           58,085.851        887,955          1,338,880
              Large Cap Growth Portfolio ..................................          132,944.781      2,149,837          3,391,422
              Technology & Communications Portfolio .......................          367,857.212      8,216,666         16,925,109
          Strong Funds:
              Mid Cap Growth Fund II ......................................          101,144.051      1,980,186          3,071,744
              Opportunity Fund II .........................................           85,625.956      1,858,122          2,225,418
          Timothy Partners, Ltd.:
              The Timothy Plan Small-Cap Variable Series ..................           92,607.694        959,457          1,144,631

                       Total cost...............................................................   $149,238,107
==================================================================================================================================

                       Total assets............................................................................        189,438,678


Liabilities:
      Amounts due to Annuity Investors Life Insurance Company (Note 4).........................................                153
----------------------------------------------------------------------------------------------------------------------------------

                       Net assets..............................................................................       $189,438,525
==================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                December 31, 1999


===============================================================================================================================
                                                                                                                     Market
                                                                                       Units        Unit Value       Value
                                                                                    -----------    -----------     -----------
Net assets attributable to variable annuity contract holders (Note 2):
      BT Insurance Funds Trust:
         EAFE Equity Index Fund - Basic contract..............................        6,821.832    $11.958486      $      81,579
         EAFE Equity Index Fund - Enhanced contract...........................            0.000     11.981984                  0
         EAFE Equity Index Fund - Modified Enhanced contract..................            0.000     11.993767                  0
         Equity 500 Index Portfolio - Basic contract..........................       73,596.514     10.815237            795,963
         Equity 500 Index Portfolio - Enhanced contract.......................            0.000     10.836517                  0
         Equity 500 Index Portfolio - Modified Enhanced contract..............          131.993     10,847192              1,431
         Small Cap Index Portfolio - Basic contract...........................       15,259.149     11,606269            177,102
         Small Cap Index Portfolio - Enhanced contract........................            0.000     11,629080                  0
         Small Cap Index Portfolio - Modified Enhanced contract...............            0.000     11.640544                  0
      Dreyfus Variable Investment Fund:
         Capital Appreciation Portfolio - Basic contract .....................      517,772.082     14.262203          7,384,571
         Capital Appreciation Portfolio - Enhanced contract ..................        2,156.774     14.366606             30,986
         Capital Appreciation Portfolio - Modified Enhanced contract..........          154.147     14.419045              2,223
         Growth and Income Portfolio - Basic contract ........................      331,756.261     12.961023          4,299,901
         Growth and Income Portfolio - Enhanced contract .....................          650.409     13.055905              8,492
         Growth and Income Portfolio - Modified Enhanced contract.............            0.000     13.103601                  0
         Money Market Portfolio - Basic contract .............................    2,638,837.162      1.083700          2,859,708
         Money Market Portfolio - Enhanced contract ..........................        8,490.939      1.090994              9,264
         Money Market Portfolio - Modified Enhanced contract..................            0.000      1.096462                  0
         Small Cap Portfolio - Basic contract ................................      275,503.637     11.984035          3,301,645
         Small Cap Portfolio - Enhanced contract .............................          486.764     12.071820              5,876
         Small Cap Portfolio - Modified Enhanced contract.....................          199.908     12.116077              2,422
      Dreyfus Funds:
         Socially Responsible Growth Fund, Inc. - Basic contract .............      408,482.196     16.894039          6,900,915
         Socially Responsible Growth Fund, Inc. - Enhanced contract ..........          351.586     17.017705              5,983
         Socially Responsible Growth Fund, Inc. - Modified Enhanced Contract..            0.000     17.079770                  0
         Stock Index Fund - Basic contract ...................................    2,129,772.165     15.760394         33,566,049
         Stock Index Fund - Enhanced contract ................................          616.234     15.875757              9,784
         Stock Index Fund - Modified Enhanced contract........................          222.802     15.933836              3,550
      INVESCO Funds Group, Inc.:
         High-Yield Fund - Basic contract ....................................      221,636.210     11.510803          2,551,212
         High-Yield Fund - Enhanced contract .................................          113.564     11.595106              1,317
         High-Yield Fund - Modified Enhanced contract.........................            0.000     11.637523                  0
         Equity Income Fund - Basic contract .................................      553,696.171     13.726769          7,600,459
         Equity Income Fund - Enhanced contract ..............................        1,667.041     13.827281             23,051
         Equity Income Fund - Modified Enhanced contract......................            0.000     13.877907                  0
         Total Return Fund - Basic contract ..................................      258,825.173     10.811807          2,798,367
         Total Return Fund - Enhanced contract ...............................        1,936.199     10.890979             21,087
         Total Return Fund - Modified Enhanced contract.......................            0.000     10.930872                  0
      Janus Aspen Series:
         Aggressive Growth Portfolio - Basic contract ........................      329,807.902     31.565210         10,410,456
         Aggressive Growth Portfolio - Enhanced contract .....................          829.264     31.796057             26,368
         Aggressive Growth Portfolio - Modified Enhanced contract.............          159.044     31.911561              5,075
         Balanced Portfolio - Basic contract .................................    1,571,579.505     17.556100         27,590,807
         Balanced Portfolio - Enhanced contract ..............................        2,931.027     17.684597             51,834
         Balanced Portfolio - Modified Enhanced contract .....................          111.555     17.749154              1,980
         Capital Appreciation Portfolio - Basic contract .....................      471,936.628     13.234548          6,245,868
         Capital Appreciation Portfolio - Enhanced contract...................            4.141     13.260556                 55
         Capital AppreciationPortfolio - Modified Enhanced contract...........          170.622     13.273610              2,265
         Growth Portfolio - Basic contract ...................................      643,514.256     19.453513         12,518,613
         Growth Portfolio - Enhanced contract ................................        1,374.992     19.595874             26,944
         Growth Portfolio - Modified Enhanced contract........................          109.122     19.667608              2,146
         International Growth Portfolio - Basic contract .....................      142,343.325     20.234788          2,880,287
         International Growth Portfolio - Enhanced contract ..................        2,330.619     20.382770             47,505
         International Growth Portfolio - Modified Enhanced contract..........            0.000     20.457001                  0
         Worldwide Growth Portfolio - Basic contract .........................    1,026,072.851     20.488548         21,022,743
         Worldwide Growth Portfolio - Enhanced contract ......................        2,225.846     20.638429             45,938
         Worldwide Growth Portfolio - Modified Enhanced contract..............          151.550     20.713399              3,139
      Morgan Stanley Dean Witter Universal Funds, Inc.:
         Emerging Markets Equity Portfolio - Basic contract ..................       56,080.554     11.416896            640,266
         Emerging Markets Equity Portfolio - Enhanced contract ...............          128.179     11.500499              1,474
         Emgerging Markets Equity Portfolio - Modified Enhanced contract......            0.000     11.542646                  0
         Fixed Income Portfolio - Basic contract .............................      279,193.758     10.749115          3,001,086
         Fixed Income Portfolio - Enhanced contract ..........................        1,472.104     10.827853             15,939
         Fixed Income Portfolio - Modified Enhanced contract .................            0.000     10.867507                  0
         Mid-Cap Value Portfolio - Basic contract ............................      183,388.647     15.049488          2,759,905
         Mid-Cap Value Portfolio - Enhanced contract .........................          827.448     15.159702             12,543
         Mid-Cap Value Portfolio - Modified contract .........................            0.000     15.215264                  0
         U.S. Real Estate Portfolio - Basic contract .........................       86,941.426      9.482378            824,412
         U.S. Real Estate Portfolio - Enhanced contract ......................          733.827      9.551867              7,009
         U.S. Real-Estate Portfolio - Modified Enhanced contract..............            0.000      9.586849                  0
         Value Portfolio - Basic contract ....................................       78,330.649      9.536137            746,972
         Value Portfolio - Enhanced contract .................................          703.796      9.605992              6,761
         Value Portfolio - Modified Enhanced contract.........................            0.000      9.641132                  0
      PBHG Insurance Series Fund, Inc.:
         Growth II Portfolio - Basic contract ................................       67,359.578     19.835104          1,336,085
         Growth II Portfolio - Enhanced contract .............................          139.873     19.980260              2,795
         Growth II Portfolio - Modified Enhanced contract.....................            0.000     20.053445                  0
         Large Cap Growth Portfolio - Basic contract .........................      158,614.893     21.307087          3,379,622
         Large Cap Growth Portfolio - Enhanced contract ......................          549.785     21.462991             11,800
         Large Cap Growth Portfolio - Modified Enhanced contract .............            0.000     21.541442                  0
         Technology & Communications Portfolio - Basic contract ..............      433,441.908     38.941384         16,878,828
         Technology & Communications Portfolio - Enhanced contract ...........          904.009     39.226135             35,460
         Technology & Communications Portfolio - Modified Enhanced contract...          274.877     39.369150             10,822
      Strong Funds:
         Growth Fund II - Basic contract .....................................      120,559.085     25.444156          3,067,524
         Growth Fund II - Enhanced contract ..................................          164.682     25.630290              4,220
         Growth Fund II - Modified Enhanced contract..........................            0.000     25.723816                  0
         Opportunity Fund II - Basic contract ................................      138,453.066     15.981484          2,212,685
         Opportunity Fund II - Enhanced contract .............................          790.953     16.098506             12,733
         Opportunity Fund II - Modified Enhanced contract.....................            0.000     16.157323                  0
      Timothy Partners Ltd.:
         The Timothy Plan Small-Cap Variable Series - Basic contract .........       94,238.615     12.097693          1,140,070
         The Timothy Plan Small-Cap Variable Series - Enhanced contract ......          374.501     12.157659              4,553
         The Timothy Plan Small-Cap Variable Series - Modified Enhanced contract          0.000     12.137973                  0
---------------------------------------------------------------------------------------------------------------------------------

                       Net assets attributable to variable annuity contract holds.............................       189,438,525
---------------------------------------------------------------------------------------------------------------------------------

                       Net assets.............................................................................     $ 189,438,525
=================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999



                                                                                    BT Insurance Funds Trust
                                                                                -----------------------------------------
                                                                                   EAFE        Equity        Small
                                                                                  Equity        500           Cap
                                                                                   Index       Index         Index
                                                                                   Fund*       Funds*        Funds*
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................        $   3,438      $  6,609       $  6,454

Expenses:
     Mortality and expense risk fees (Note 4) ..........................              284         2,437            698
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................            3,154         4,172          5,756

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares               37           214              2
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................            6,582        51,692         17,413
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........            6,619        51,906         17,415
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...        $   9,773      $ 56,078     $   23,171
====================================================================================================================================

====================================================================================================================================

                                                                                       Dreyfus Variable Investment Fund
                                                                           -------------------------------------------------------
                                                                                             Growth
                                                                             Capital           and           Money         Small
                                                                           Appreciation      Income          Market         Cap
                                                                             Portfolio      Portfolio      Portfolio     Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................     $    67,948    $  147,614     $  96,066    $   1,462

Expenses:
     Mortality and expense risk fees (Note 4) ..........................          74,555        42,244         32,780       33,949
                                                                                ----------------------------------------------------
          Net investment income (loss) .................................          (6,607)      105,370         63,286      (32,487)

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares         238,043        19,012             0       (21,349)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................         259,369       342,538             0       595,527
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........         497,412       361,550             0       574,178
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...     $   490,805    $  466,920     $   63,286    $ 541,691
====================================================================================================================================

====================================================================================================================================

                                                                                  Dreyfus Funds
                                                                            ------------------------
                                                                             Socially
                                                                            Responsible        Stock
                                                                              Growth           Index
                                                                             Fund, Inc.         Fund
===========================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................     $    231,100   $   469,755

Expenses:
     Mortality and expense risk fees (Note 4) ..........................           55,968       301,566
-----------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................          175,132       168,189

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares           41,381       529,386
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................          927,407     3,280,156
-----------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........          968,788     3,809,542
-----------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...     $  1,143,920   $ 3,977,731
===========================================================================================================

=====================================================================================================================

                                                                                     INVESCO Funds Group, Inc.
                                                                             --------------------------- ------------
                                                                                High        Equity          Total
                                                                                Yield       Income         Return
                                                                                Fund         Fund           Fund
=====================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................     $  157,291     $ 125,224      $  74,416

Expenses:
     Mortality and expense risk fees (Note 4) ..........................         20,348        72,959         34,257
---------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................        136,943        52,265         40,159
Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares        (29,520)       86,162        (11,234)
     Net change in unrealized appreciation (depreciation)
          of investments in portfolio shares ...........................        (17,860)      437,941       (165,855)
---------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........        (47,380)      524,103       (177,089)
---------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...     $   89,563     $ 576,368      $ (136,930)
=====================================================================================================================

====================================================================================================================================

                                                                                              Janus Aspen Series
                                                                                  ---------------------------------------------
                                                                                     Aggressive                      Capital
                                                                                      Growth       Balanced        Appreciation
                                                                                     Portfolio     Portfolio         Portfolo*
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................           $    94,859     $   439,435      $    11,901

Expenses:
     Mortality and expense risk fees (Note 4) ..........................                52,637         209,733           21,529
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................                42,222         229,702           (9,628)

Net realized gain (loss) and unrealized appreciation(depreciation)on investments:
     Net realized gain (loss) on sale of investments in portfolio shares                60,355         104,795           74,558
     Net change in unrealized appreciation (depreciation)                            3,600,903       3,431,852        1,261,320
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........             3,661,258       3,536,647        1,335,878
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...           $ 3,703,480     $ 3,766,349      $ 1,326,250
====================================================================================================================================



                                                                                                Janus Aspen Series
                                                                                   -------------------------------------------
                                                                                                   International   Worldwide
                                                                                   Growth            Growth          Growth
                                                                                   Portfolio       Portfolio       Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................          $   51,556      $   2,401       $   19,416

Expenses:
     Mortality and expense risk fees (Note 4) ..........................              94,822         18,274          171,124
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................             (43,266)       (15,873)        (151,708)
Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares              63,610         51,427          306,342
     Net change in unrealized appreciation (depreciation)
          of investments in portfolio shares ...........................           2,661,896      1,017,938        6,931,151
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........           2,725,506      1,069,365        7,237,493
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...         $ 2,682,240    $ 1,053,492      $ 7,085,785
====================================================================================================================================

====================================================================================================================================

                                                                                Morgan Stanley Dean Witter Universal Funds, Inc.
                                                                         -----------------------------------------------------------
                                                                          Emerging
                                                                          Markets      Fixed       Mid-Cap       U.S.
                                                                           Equity      Income      Value     Real Estate    Value
                                                                         Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares .................... $      63   $  132,926  $  317,551    $  40,924   $  8,877

Expenses:
     Mortality and expense risk fees (Note 4) ..........................     4,770       27,694      28,429        8,867      7,892
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................    (4,707)     105,232     289,122       32,057        985

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares    (1,692)      (9,201)     28,294      (17,801)   (11,045)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................   246,465     (149,045)     95,581      (35,769)    (1,062)
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........   244,773     (158,246)    123,875      (53,570)   (12,107)
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ... $ 240,066   $  (53,014)  $ 412,997    $ (21,513)  $(11,122)
====================================================================================================================================

====================================================================================================================================

                                                                                       PBHG Insurance Series Fund, Inc.
                                                                         -----------------------------------------------------------
                                                                                                             Technology
                                                                                               Large Cap         and
                                                                                Growth II       Growth      Communications
                                                                                Portfolio      Portfolio       Portfolio
===================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................      $        0      $        0      $       0

Expenses:
     Mortality and expense risk fees (Note 4) ..........................           8,087          24,711           84,616
-----------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................          (8,087)        (24,711)         (84,616)

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares          40,307          59,889          172,517
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................         432,229       1,167,374        8,559,584
-----------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........         472,536       1,227,263        8,732,101
-----------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...      $  464,449      $1,202,552      $ 8,647,485
===================================================================================================================================

===================================================================================================================================

                                                                           Strong Funds            Timothy Partners
                                                                        ----------------------------------------------------------
                                                                          Mid Cap
                                                                          Growth     Opportunity   The Timothy
                                                                           Fund         Fund       Plan Variable
                                                                            II           II       Small Cap Series        Total
===================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares .................... $    1,120   $ 129,340    $   1,972          $  2,639,718

Expenses:
     Mortality and expense risk fees (Note 4) ..........................      9,893      20,906        9,802             1,485,831
-----------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................    (18,773)    108,434       (7,830)            1,153,887

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares     24,467      (3,523)       6,613             1,802,046
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................  1,024,601     333,962      176,337             36,490,227
-----------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........  1,049,068     330,439      182,950            38,292,273
-----------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ... $1,030,295   $ 438,873   $  175,120          $ 39,446,160
===================================================================================================================================

*For the period May 1, 1999 (commencement of operations) to December 31, 1999

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1999



==================================================================================================================================

                                                                                       BT Insurance Funds Trust
                                                                                --------------------------------------
                                                                                 EAFE         Equity         Small
                                                                                Equity          500           Cap
                                                                                 Index         Index         Index
                                                                                 Fund*         Fund*         Fund*
==================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................        $   3,154      $  4,172      $  5,756
     Net realized gain (loss) on sale of investments in portfolio shares               37           214             2
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................            6,582        51,692        17,413
-------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........            9,773        56,078        23,171

Changes from principal transactions:
     Contract purchase payments ........................................           37,818       515,478       113,079
     Contract redemptions ..............................................             (123)       (3,245)            0
     Net transfers (to) from fixed account .............................           34,110       229,083        40,852
-------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......           71,805       741,316       153,931
-------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................           81,578       797,394       177,102
Net assets, beginning of period ........................................                0             0             0
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................        $  81,578      $797,394     $ 177,102
==================================================================================================================================

==================================================================================================================================

                                                                                       Dreyfus Variable Investment Fund
                                                                                  -----------------------------------------
                                                                                                  Growth
                                                                                  Capital           and           Money
                                                                                Appreciation      Income          Market
                                                                                 Portfolio       Portfolio      Portfolio
==================================================================================================================================
Changes from operations:
     Net investment income (loss) .........................................     $   (6,607)     $   105,370     $   63,286
     Net realized gain (loss) on sale of investments in portfolio shares ..        238,043           19,012              0
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares .................................        259,369          342,538              0
----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ...........        490,805          466,920         63,286

Changes from principal transactions:
     Contract purchase payments ...........................................      5,084,456        1,865,486      4,017,759
     Contract redemptions .................................................       (134,245)         (75,414)       (26,507)
     Net transfers (to) from fixed account ................................       (237,158)         258,973     (1,878,656)
----------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions ..........      4,713,053        2,049,045      2,112,596
----------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets .................................      5,203,858        2,515,965      2,175,882
Net assets, beginning of period ...........................................      2,213,920        1,792,428        693,094
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .................................................     $7,417,778      $ 4,308,393    $ 2,868,976
==================================================================================================================================

==================================================================================================================================

                                                                                              Dreyfus Funds
                                                                            ----------------------------------------------------
                                                                                                 Socially
                                                                                   Small       Responsible    Stock
                                                                                    Cap          Growth       Index
                                                                                  Portfolio      Fund, Inc.    Fund
==================================================================================================================================
Changes from operations:
     Net investment income (loss) .........................................     $   (32,487)    $    175,132       168,189
     Net change in unrealized appreciation (depreciation) of                        (21,349)          41,381       529,386
          investments in portfolio shares ..................................        595,527          927,407     3,280,156
----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ............        541,691        1,143,920     3,977,731

Changes from principal transactions:
     Contract purchase payments ............................................      1,237,855        3,437,034     19,622,971
     Contract redemptions ..................................................        (67,011)         (81,945)      (568,106)
     Net transfers (to) from fixed account .................................        (99,634)         555,059        217,350
---------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions ...........      1,071,210        3,910,148     19,272,215
---------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..................................      1,612,901        5,054,068     23,249,946
Net assets, beginning of period ............................................      1,697,042        1,852,830     10,329,437
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .................................................     $ 3,309,943     $  6,906,898   $ 33,579,383
=================================================================================================================================

===================================================================================================================================

                                                                                        Invesco Funds Group, Inc.
                                                                                ------------------------------------------
                                                                                    High          Equity             Total
                                                                                   Yield          Income             Return
                                                                                    Fund           Fund              Fund
==================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................         $   136,943       $   52,265        $    40,159
     Net realized gain (loss) on sale of investments in portfolio shares             (29,520)          86,162            (11,234)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................             (17,860)         437,941           (165,855)
----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........              89,563          576,368           (136,930)

Changes from principal transactions:
     Contract purchase payments ........................................           1,241,157       4,179,217          1,394,116
     Contract redemptions ..............................................             (65,263)       (136,289)           (64,428)
     Net transfers (to) from fixed account .............................             538,217         571,629           (130,922)
----------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......           1,714,111       4,614,557          1,198,766
----------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................           1,803,674       5,190,925          1,061,836
Net assets, beginning of period ........................................             748,855       2,432,585          1,757,618
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................        $  2,552,529     $ 7,623,510        $ 2,819,454
==================================================================================================================================

==================================================================================================================================

                                                                                              Janus Aspen Series
                                                                                 ----------------------------------------------
                                                                                    Aggressive                       Capital
                                                                                     Growth         Balanced      Appreciation
                                                                                    Portfolio       Portfolio       Portfolio
==================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................          $     42,222      $    229,702   $    (9,628)
     Net realized gain (loss) on sale of investments in portfolio shares                60,355           104,795        74,558
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................             3,600,903         3,431,852     1,261,320
----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........             3,703,480         3,766,349     1,326,250

Changes from principal transactions:
     Contract purchase payments ........................................             4,534,253        15,693,612     3,105,966
     Contract redemptions ..............................................               (50,438)         (409,983)      (20,685)
     Net transfers (to) from fixed account .............................             1,488,790         3,349,214     1,836,657
----------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......             5,972,605        18,632,843     4,921,938
----------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................             9,676,085        22,399,192     6,248,188
Net assets, beginning of period ........................................               765,814         5,245,429             0
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................          $ 10,441,899      $ 27,644,621   $ 6,248,188
==================================================================================================================================

====================================================================================================================================

                                                                                                Janus Aspen Series
                                                                                    ---------------------------------------
                                                                                                International      Worldwide
                                                                                  Growth           Growth           Growth
                                                                                 Portfolio       Portfolio         Portfolio
==================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................         $    (43,266)     $    (15,873)    $   (151,708)
     Net realized gain (loss) on sale of investments in portfolio shares               63,610            51,427          306,342
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................            2,661,896         1,017,938        6,931,151
----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........            2,682,240         1,053,492        7,085,785

Changes from principal transactions:
     Contract purchase payments ........................................            6,675,682         1,171,333        9,061,058
     Contract redemptions ..............................................             (141,914)          (39,980)        (293,429)
     Net transfers (to) from fixed account .............................              971,572           231,436          136,740
----------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......            7,505,340         1,362,789        8,904,369
----------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................           10,187,580         2,416,281       15,990,154
Net assets, beginning of period ........................................            2,360,123           511,511        5,081,666
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................         $ 12,547,703      $  2,927,792     $ 21,071,820
==================================================================================================================================

==================================================================================================================================

                                                                               Morgan Stanley Dean Witter Universal Funds, Inc.
                                                                         ---------------------------------------------------------
                                                                          Emerging
                                                                          Markets      Fixed      Mid-Cap       U.S.
                                                                           Equity      Income      Value     Real Estate    Value
                                                                         Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
===================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................................... $  (4,707)  $  105,232   $  289,122   $ 32,057  $     985
     Net realized gain (loss) on sale of investments in portfolio shares    (1,692)      (9,201)      28,294    (17,801)   (11,045)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................   246,465     (149,045)      98,581    (35,769)    (1,062)
-----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........   240,066      (53,014)     412,997    (21,513)   (11,122)

Changes from principal transactions:
     Contract purchase payments ........................................   261,307    1,252,573      870,326    339,310    391,649
     Contract redemptions ..............................................    (8,163)     (55,730)     (43,262)   (17,610)   (28,873)
     Net transfers (to) from fixed account .............................   (30,458)   1,359,317      120,956    103,827     64,914
-----------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......   222,686    2,556,160      948,020    425,527    427,690
-----------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................   462,752    2,503,146    1,361,017    404,014    416,568
Net assets, beginning of period ........................................   178,988      513,879    1,411,431    427,407    337,165
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .............................................. $ 641,740   $3,017,025   $2,772,448  $ 831,421  $ 753,733
===================================================================================================================================

==================================================================================================================================

                                                                                   PBHG Insurance Series Fund, Inc.
                                                                                --------------------------------------------
                                                                                                                Technology
                                                                                               Large Cap           and
                                                                                Growth II       Growth        Communications
                                                                                Portfolio      Portfolio        Portfolio
==================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................        $   (8,087)     $   (24,711)   $    (84,616)
     Net realized gain (loss) on sale of investments in portfolio shares            40,307           59,889         172,517
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................           432,229        1,167,374       8,559,584
----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........           464,449        1,202,552       8,647,485

Changes from principal transactions:
     Contract purchase payments ........................................           546,169        1,708,934       5,304,053
     Contract redemptions ..............................................            (8,514)         (29,829)       (122,730)
     Net transfers (to) from fixed account .............................            86,887           98,187       2,319,044
----------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......           624,542        1,777,292       7,500,367
----------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................         1,088,991        2,979,844      16,147,852
Net assets, beginning of period ........................................           249,889          411,578         777,257
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................        $1,338,880      $ 3,391,422    $ 16,925,109
==================================================================================================================================

==================================================================================================================================
                                                                               Strong Funds         Timothy Partners
                                                                        -------------------------------------------------
                                                                          Mid Cap     Opportunity   The Timothy Plan
                                                                           Fund           Fund         Small Cap
                                                                            II             II        Variable Series       Total
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................  $  (18,773)   $  108,434   $   (7,830)      $   1,153,887
     Net realized gain (loss) on sale of investments in portfolio shares      24,467        (3,523)       6,613           1,802,046
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................   1,024,601       333,962      176,337          36,490,227
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........   1,030,295       438,873      175,120          39,446,160

Changes from principal transactions:
     Contract purchase payments ........................................   1,346,916       964,598      503,451          96,477,616
     Contract redemptions ..............................................     (63,446)      (44,752)     (31,051)         (2,632,965
     Net transfers (to) from fixed account .............................     306,781        (6,091)     195,671          12,732,347
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......   1,590,251       913,755      668,071         106,576,998
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................   2,620,546     1,352,628      843,191         146,023,158
Net assets, beginning of period ........................................     451,198       872,790      301,433          43,415,367
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .............................................. $ 3,071,744   $ 2,225,418   $1,144,624       $ 189,438,525
====================================================================================================================================

*For the period May 1, 1999 (commencement date of operations) to December 31, 1999

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                          YEAR ENDED DECEMBER 31, 1999

                                Basic Contracts

====================================================================================================================================

                                                            BT Insurance Funds Trust
                                              -------------------------------------------------------
                                                  EAFE          Equity          Small
                                                Equity            500            Cap
                                                 Index          Index           Index
                                                 Fund*          Fund*           Fund*
=====================================================================================================
Units outstanding, December 31, 1998               0.000            0.000             0.000

Units purchased                                6,832.096       73,908.864        15,259.832

Units redeemed                                   (10.264)        (312.350)           (0.683)
                                              -----------      -----------      ------------

Units outstanding December 31, 1999            6,821.832       73,596.514        15,259.149
                                              ===========      ===========      ============
====================================================================================================================================


                                                            Dreyfus Variable Investment Fund                  Dreyfus Funds
                                          ---------------------------------------------------------------------------------------
                                                        Growth                                            Socially
                                          Capital         and             Money            Small        Responsible      Stock
                                       Appreciation     Income           Market             Cap           Growth         Index
                                        Portfolio      Portfolio       Portfolio        Portfolio        Fund, Inc.       Fund
====================================================================================================================================
Units outstanding, December 31, 1998    170,523.015    159,409.837       658,981.650    171,968.905    140,614.024     779,485.606

Units purchased                         372,946.146    178,753.260     3,758,398.024    119,600.564    273.663.600    1,389,766.200

Units redeemed                          (25,697.079)    (6,406.836)   (1,778,542.512)   (16,065.832)    (5,795.428)     (39,479.641)
                                       -------------    ------------   ---------------  -------------  -------------  --------------

Units outstanding December 31, 1999     517,772.082    331,756.261     2,638,837.162     275,503.637    408,482.196   2,129,772.165
                                       ============    ============   ===============   =============  ============   =============
====================================================================================================================================

                                                      Invesco Funds Group, Inc.
                                             ------------------------------------------

                                                High             Equity             Total
                                                Yield            Income             Return
                                               Fund              Fund                Fund
====================================================================================================================================
Units outstanding, December 31, 1998          70,047.913        200,541.938        154,762.526

Units purchased                               157,413.43        363,563.92         120,990.59

Units redeemed                                 (5,825.13)        (10,409.69)       (16,927.94)
                                               ----------       ------------      -------------

Units outstanding December 31, 1999          221,636.210        553,696.171        258,825.173
                                            =============      =============     ==============


====================================================================================================================================


                                                                            Janus Aspen Series
                                         -------------------------------------------------------------------------------------------
                                          Aggressive                     Capital                      International      Worldwide
                                           Growth        Balanced     Appreciation      Growth           Growth          Growth
                                          Portfolio      Portfolio      Portfolio      Portfolio       Portfolio         Portfolio
====================================================================================================================================
Units outstanding, December 31, 1998      53,896.345       373,285.807        0.000   172,190.630      45,382.775       402,131.168

Units purchased                          278,080.656     1,224,730.099  473,953.960   480,342.283     100,167.009       643,927.060

Units redeemed                            (2,169.099)      (26,436.401)  (2,017.332)   (9,018.657)     (3,206.459)      (19,985.377)
                                         ------------      ------------    --------   ------------     ------------     ------------

Units outstanding December 31, 1999      329,807.902     1,571,579.505  471,936.628   643,514.256     142,343.325     1,026,072.851
                                         ============    ============== ===========   ============    ============    ==============
====================================================================================================================================

                                                             Morgan Stanley Dean Witter Universal Funds, Inc.
                                              --------------------------------------------------------------------------------------
                                                  Emerging
                                                  Markets       Fixed        Mid-Cap         U.S.
                                                  Equity        Income        Value      Real Estate      Value
                                                 Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
====================================================================================================================================
Units outstanding, December 31, 1998            30,255.642     46,348.096   111,076.120    43,786.457    34,212.111

Units purchased                                 34,003.778    237,990.514    75,629.717    44,901.681    47,456.893

Units redeemed                                  (8,178.866)    (5,144.852)   (3,317.190)   (1,746.712)   (3,338.355)
                                                 ----------   ------------   -----------   -----------   -----------

Units outstanding December 31, 1999             56,080.554    279,193.758    183,388.647   86,941.426    78,330.649
                                                ===========  ============   ============  ============   ===========
====================================================================================================================================

                                               PBHG Insurance Series Fund, Inc.                Strong Funds       Timothy Partners
                                         ----------------------------------------------   ----------------------  ----------------
                                                                         Technology       Mid Cap
                                                         Large Cap           and          Growth     Opportunity    The Timothy
                                          Growth II       Growth        Communications     Fund         Fund       Plan Variable
                                          Portfolio      Portfolio       Portfolio          II           II           Series
====================================================================================================================================
Units outstanding, December 31, 1998     24,618.770       31,474.961     65,820.143      33,197.715    72,644.387    29,293.327

Units purchased                          43,279.210      129,400.234    374,005.518      91,173.444    70,112.940    68,160.700

Units redeemed                             (538.402)      (2,260.302)    (6,383.753)     (3,812.074)   (4,304.261)   (3,215.412)
                                          ----------     ------------   -----------     ------------   -----------    ----------

Units outstanding December 31, 1999      67,359.578      158,614.893    433,441.908     120,559.085   138,453.066    94,238.615
                                         ===========     ============   ============    ===========   ============  ===========
==================================================================================================================================
*For the period May 1, 1999 (commencement date of operations) to December 31, 1999


The accompanying notes are an integral  part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                          YEAR ENDED DECEMBER 31, 1999

                                Enhanced Contracts

====================================================================================================================================

                                                            BT Insurance Funds Trust
                                              -------------------------------------------------------
                                                  EAFE          Equity          Small
                                                Equity            500            Cap
                                                 Index          Index           Index
                                                 Fund*          Fund*           Fund*
=====================================================================================================
Units outstanding, December 31, 1998               0.000            0.000             0.000

Units purchased                                    0.000            0.000             0.000

Units redeemed                                     0.000            0.000             0.000
                                              -----------      -----------      ------------

Units outstanding December 31, 1999                0.000            0.000             0.000
                                              ===========      ===========      ============
====================================================================================================================================


                                                            Dreyfus Variable Investment Fund                  Dreyfus Funds
                                          ---------------------------------------------------------------------------------------
                                                        Growth                                            Socially
                                          Capital         and             Money            Small        Responsible      Stock
                                       Appreciation     Income           Market             Cap           Growth         Index
                                        Portfolio      Portfolio       Portfolio        Portfolio        Fund, Inc.       Fund
====================================================================================================================================
Units outstanding, December 31, 1998      100.415           5.049          555.360        14.492        80.398          56.321

Units purchased                         2,140.239         681.763        7,935.579       475.924       271.188         664.191

Units redeemed                            (83.880)        (36.403)           0.000        (3.652)        0.000        (104.278)
                                       -----------       ----------   -------------     ----------    ---------      ----------

Units outstanding December 31, 1999     2,156.774         650.409        8,490.939        486.764      351.586         616.234
                                       ===========       ==========    ============     ==========    =========      ==========
====================================================================================================================================

                                                      Invesco Funds Group, Inc.
                                             ------------------------------------------

                                                High             Equity             Total
                                                Yield            Income             Return
                                                Fund              Fund                Fund
====================================================================================================================================
Units outstanding, December 31, 1998            7.556            163.123             111.314

Units purchased                               106.052           1,503.918          1,830.682

Units redeemed                                 (0.044)             0.000              (5.797)
                                              --------         ----------         ------------

Units outstanding December 31, 1999           113.564           1,667.041          1,936.199
                                             =========         ===========        ============


====================================================================================================================================


                                                                            Janus Aspen Series
                                         -------------------------------------------------------------------------------------------
                                          Aggressive                     Capital                      International      Worldwide
                                           Growth        Balanced     Appreciation      Growth           Growth          Growth
                                          Portfolio      Portfolio      Portfolio      Portfolio       Portfolio         Portfolio
====================================================================================================================================
Units outstanding, December 31, 1998       36.621           214.770        0.000           84.318           58.950          123.659

Units purchased                           792.817         2,812.213        4.141        1,290.674        2,321.121        2,207.180

Units redeemed                             (0.174)          (95.956)       0.000            0.000          (49.452)        (104.993)
                                         ----------       ----------      -------       ----------       ----------      -----------

Units outstanding December 31, 1999       829.264         2,931.027        4.141        1,374.992        2,330.619        2.225.846
                                         =========        ==========      =======      ===========       ==========      ===========
====================================================================================================================================


                                                             Morgan Stanley Dean Witter Universal Funds, Inc.
                                              --------------------------------------------------------------------------------------
                                                  Emerging
                                                  Markets       Fixed          Mid-Cap          U.S.
                                                  Equity        Income          Value        Real Estate      Value
                                                 Portfolio    Portfolio       Portfolio      Portfolio     Portfolio
====================================================================================================================================
Units outstanding, December 31, 1998              0.000           30.906       15.684          10.564         23.284

Units purchased                                 128.179        1,441.432      811.880         758.015        682.745

Units redeemed                                    0.000           (0.234)      (0.116)        (34.752)        (2.233)
                                                --------      -----------     ---------      ---------      ---------

Units outstanding December 31, 1999             128.179        1,472.104      827.448         733.827        703.796
                                               =========      ===========   ==========       =========      =========
====================================================================================================================================

                                               PBHG Insurance Series Fund, Inc.                Strong Funds       Timothy Partners
                                         ----------------------------------------------   ----------------------  ----------------
                                                                         Technology       Mid Cap
                                                         Large Cap           and          Growth     Opportunity    The Timothy
                                          Growth II       Growth        Communications     Fund         Fund       Plan Variable
                                          Portfolio      Portfolio       Portfolio          II           II           Series
====================================================================================================================================
Units outstanding, December 31, 1998        6.572           0.000          2.516           9.046         15.156        17.653

Units purchased                           133.301         565.456        920.935         155.911        781.126       357.270

Units redeemed                              0.000         (15.671)       (19.442)         (0.275)        (5.329)       (0.422)
                                         ---------       ---------      ---------        ---------     ---------      --------

Units outstanding December 31, 1999       139.873         549.785        904.009         164.682        790.953       374.501
                                         =========       =========      =========       =========      =========      ========
==================================================================================================================================

*For the period May 1, 1999 (commencement date of operations) to December 31, 199

The accompanying notes are an integral  part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                          YEAR ENDED DECEMBER 31, 1999

                                Modified Enhanced Contracts

====================================================================================================================================

                                                            BT Insurance Funds Trust
                                              -------------------------------------------------------
                                                  EAFE          Equity          Small
                                                Equity            500            Cap
                                                 Index          Index           Index
                                                 Fund*          Fund*           Fund*
=====================================================================================================
Units outstanding, December 31, 1998           0.000             0.000          0.000

Units purchased                                0.000           132.541          0.000

Units redeemed                                 0.000          (312.350)         0.000
                                              -------         ---------       --------

Units outstanding December 31, 1999            0.000           131.993          0.000
                                              =======         =========       ========
====================================================================================================================================


                                                            Dreyfus Variable Investment Fund                  Dreyfus Funds
                                          ---------------------------------------------------------------------------------------
                                                        Growth                                            Socially
                                          Capital         and             Money            Small        Responsible      Stock
                                       Appreciation     Income           Market             Cap           Growth         Index
                                        Portfolio      Portfolio       Portfolio        Portfolio        Fund, Inc.       Fund
====================================================================================================================================
Units outstanding, December 31, 1998      0.000          0.000             0.000           0.000         0.000           0.000

Units purchased                         179.381          0.000             0.000         202.376         0.000         246.175

Units redeemed                          (25.234)         0.000             0.000          (2.468)        0.000         (23.373)
                                       ---------      ---------         ---------       ---------      --------       ----------

Units outstanding December 31, 1999     154.147          0.000             0.000         199.908         0.000         222.802
                                       =========     ==========         =========       =========      ========       =========
====================================================================================================================================

                                                      Invesco Funds Group, Inc.
                                             ------------------------------------------

                                                High             Equity             Total
                                                Yield            Income             Return
                                               Fund              Fund                Fund
====================================================================================================================================
Units outstanding, December 31, 1998          0.000              0.000              0.000

Units purchased                               0.000              0.000              0.000

Units redeemed                                0.000              0.000              0.000
                                             -------            -------            -------

Units outstanding December 31, 1999           0.000              0.000              0.000
                                            ========           ========           ========


====================================================================================================================================


                                                                            Janus Aspen Series
                                         -------------------------------------------------------------------------------------------
                                          Aggressive                     Capital                      International     Worldwide
                                           Growth        Balanced     Appreciation      Growth           Growth          Growth
                                          Portfolio      Portfolio      Portfolio*      Portfolio       Portfolio       Portfolio
====================================================================================================================================
Units outstanding, December 31, 1998       0.000           0.000          0.000          0.000          0.000              0.000

Units purchased                          159.044         111.697        172.055        109.122          0.000            176.308

Units redeemed                             0.000          (0.142)        (1.433)         0.000          0.000            (24.758)
                                         --------       ---------       --------       --------       --------           --------

Units outstanding December 31, 1999      159.044         111.555        170.622        109.122          0.000            151.550
                                         ========      ==========      =========      =========       ========          =========
====================================================================================================================================



                                                             Morgan Stanley Dean Witter Universal Funds, Inc.
                                              --------------------------------------------------------------------------------------
                                                  Emerging
                                                  Markets       Fixed        Mid-Cap         U.S.
                                                  Equity        Income        Value      Real Estate      Value
                                                 Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
====================================================================================================================================
Units outstanding, December 31, 1998             0.000          0.000        0.000          0.000         0.000

Units purchased                                  0.000          0.000        0.000          0.000         0.000

Units redeemed                                   0.000          0.000        0.000          0.000         0.000
                                                ------         -------      -------        -------       -------

Units outstanding December 31, 1999              0.000          0.000        0.000          0.000         0.000
                                               ========       ========     ========        =======       =======
====================================================================================================================================

                                               PBHG Insurance Series Fund, Inc.                Strong Funds       Timothy Partners
                                         ----------------------------------------------   ----------------------  ----------------
                                                                         Technology       Mid Cap
                                                         Large Cap           and          Growth     Opportunity    The Timothy
                                          Growth II       Growth        Communications     Fund         Fund       Plan Variable
                                          Portfolio      Portfolio       Portfolio          II           II           Series
====================================================================================================================================
Units outstanding, December 31, 1998      0.000           0.000           0.000          0.000         0.000         0.000

Units purchased                           0.000           0.000         295.741          0.000         0.000         0.000

Units redeemed                            0.000           0.000         (20.864)         0.000         0.000         0.000
                                         -------        --------       ---------        -------       -------       -------

Units outstanding December 31, 1999       0.000           0.000         274.877          0.000         0.000         0.000
                                        ========        ========       =========        =======      ========       =======
==================================================================================================================================

 *For the period May 1, 1999 (commencement date of operations) to December 31, 1999


The accompanying notes are an integral  part of these financial statements.


                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1998




====================================================================================================================================

                                                                                       Dreyfus Variable Investment Fund
                                                                           -------------------------------------------------------
                                                                                             Growth
                                                                             Capital           and           Money         Small
                                                                           Appreciation      Income          Market         Cap
                                                                             Portfolio      Portfolio      Portfolio     Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................... $   (1,543)     $    6,892     $   13,138    $   10,853
     Net realized gain (loss) on sale of investments in portfolio shares ..     16,652          (1,836)             0       (82,430)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares .................................    226,268         115,821              0        25,412
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ...........    241,377         120,877         13,138       (46,165)

Changes from principal transactions:
     Contract purchase payments ...........................................  1,508,433       1,155,499      1,405,487     1,210,765
     Contract redemptions .................................................    (36,808)        (21,639)       (72,744)      (25,868)
     Net transfers (to) from fixed account ................................    315,535         209,039       (652,787)      129,730
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions ..........  1,787,160       1,342,899        679,956     1,314,627
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets .................................  2,028,537       1,463,776        693,094     1,268,462
Net assets, beginning of period ...........................................    185,383         328,652              0       428,580
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ................................................. $2,213,920      $1,792,428     $  693,094    $1,697,042
====================================================================================================================================

====================================================================================================================================

                                                                                  Dreyfus Funds                   Strong Funds
                                                                            ------------------------       -------------------------
                                                                             Socially
                                                                            Responsible        Stock         Growth      Opportunity
                                                                              Growth           Index          Fund           Fund
                                                                             Fund, Inc.         Fund           II             II
====================================================================================================================================
Changes from operations:
     Net investment income (loss) .......................................... $   55,768     $    22,396    $   (2,299)   $   21,580
     Net realized gain (loss) on sale of investments in portfolio shares ...      5,292         108,435         1,666        (6,713)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..................................    201,887       1,115,334        67,633        32,683
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ............    262,947       1,246,165        67,000        47,550

Changes from principal transactions:
     Contract purchase payments ............................................  1,348,395       7,674,437       306,962       763,304
     Contract redemptions ..................................................     (9,281)        (58,961)         (461)       (1,505)
     Net transfers (to) from fixed account .................................    (21,006)        739,354        54,703        (5,388)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions ...........  1,318,108       8,354,830       361,204       756,411
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..................................  1,581,055       9,600,995       428,204       803,961
Net assets, beginning of period ............................................    271,775         728,442        22,994        68,829
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .................................................. $1,852,830     $10,329,437    $  451,198    $  872,790
====================================================================================================================================


==================================================================================================================================

                                                                                Timothy Partners
                                                                                ----------------

                                                                                   The Timothy
                                                                                  Plan Variable
                                                                                      Series
==================================================================================================================================
Changes from operations:
     Net investment income (loss) ..........................................      $   (1,244)
     Net realized gain (loss) on sale of investments in portfolio shares ...             273
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..................................           8,837
------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ............           7,866

Changes from principal transactions:
     Contract purchase payments ............................................         298,657
     Contract redemptions ..................................................            (559)
     Net transfers (to) from fixed account .................................          (4,531)
------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions ...........         293,567
------------------------------------------------------------------------------------------------
               Net increase in net assets ..................................         301,433
Net assets, beginning of period ............................................               0
------------------------------------------------------------------------------------------------
Net assets, end of period ..................................................      $  301,433
==================================================================================================================================


=====================================================================================================================

                                                                                     Invesco Funds Group, Inc.
                                                                             ----------------------------------------
                                                                                High        Industrial       Total
                                                                               Yield          Income         Return
                                                                                Fund           Fund           Fund
=====================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................     $   66,061     $   94,784     $   58,820
     Net realized gain (loss) on sale of investments in portfolio shares         (7,511)         3,746         15,273
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................        (74,743)        82,412         10,551
---------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........        (16,193)       180,942         84,644

Changes from principal transactions:
     Contract purchase payments ........................................        546,771      1,705,341      1,533,836
     Contract redemptions ..............................................        (18,798)       (13,427)       (21,158)
     Net transfers (to) from fixed account .............................        127,417        205,099          6,510
---------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......        655,390      1,897,013      1,519,188
---------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................        639,197      2,077,955      1,603,832
Net assets, beginning of period ........................................        109,658        354,630        153,786
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................     $  748,855     $2,432,585     $1,757,618
=====================================================================================================================

====================================================================================================================================

                                                                                              Janus Aspen Series
                                                                        -----------------------------------------------------------
                                                                          Aggressive                        International  Worldwide
                                                                            Growth    Balanced      Growth      Growth       Growth
                                                                          Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................................... $   (3,848) $   77,629  $   45,244  $      881  $   50,441
     Net realized gain (loss) on sale of investments in portfolio shares      4,948      20,467       2,481       4,688      13,836
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................    140,760     696,632     374,448      26,364     465,843
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........    141,860     794,728     422,173      31,933     530,120

Changes from principal transactions:
     Contract purchase payments ........................................    526,231   3,636,681   1,536,593     333,700   3,571,970
     Contract redemptions ..............................................     (1,769)    (29,318)    (12,570)    (13,844)    (51,084)
     Net transfers (to) from fixed account .............................     69,142     519,688      78,695      37,625     467,637
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......    593,604   4,127,051   1,602,718     357,481   3,988,523
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................    735,464   4,921,779   2,024,891     389,414   4,518,643
Net assets, beginning of period ........................................     30,350     323,650     335,232     122,097     563,023
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .............................................. $  765,814  $5,245,429  $2,360,123  $  511,511  $5,081,666
====================================================================================================================================


====================================================================================================================================

                                                                                      Morgan Stanley Universal Funds, Inc.
                                                                         -----------------------------------------------------------
                                                                         Emerging
                                                                          Markets      Fixed       Mid-Cap       U.S.
                                                                           Equity      Income      Value     Real Estate    Value
                                                                         Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................................... $    (841)  $  16,978   $   26,301   $   9,903   $   8,984
     Net realized gain (loss) on sale of investments in portfolio shares   (28,159)        987      (12,000)    (11,717)     (3,838)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................    (8,506)     (8,866)     111,030     (29,207)    (22,344)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........   (37,506)      9,099      125,331     (31,021)    (17,198)

Changes from principal transactions:
     Contract purchase payments ........................................    99,696     399,377    1,042,503     428,467     254,152
     Contract redemptions ..............................................       (15)    (29,179)     (33,448)    (11,751)     (5,163)
     Net transfers (to) from fixed account .............................    45,269     134,534       91,732     (38,218)      3,901
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......   144,950     504,732    1,100,787     378,498     252,890
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................   107,444     513,831    1,226,118     347,477     235,692
Net assets, beginning of period ........................................    71,544          48      185,313      79,930     101,473
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .............................................. $ 178,988   $ 513,879   $1,411,431   $ 427,407   $ 337,165
====================================================================================================================================

====================================================================================================================================

                                                                                       PBHG Insurance Series Fund, Inc.
                                                                         -----------------------------------------------------------
                                                                                                        Technology
                                                                                          Large Cap         and
                                                                           Growth II       Growth      Communications
                                                                           Portfolio      Portfolio       Portfolio         Total
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................................... $   (2,021)     $   (3,194)     $   (5,880)    $   565,783
     Net realized gain (loss) on sale of investments in portfolio shares       (437)          1,576          (2,660)         43,019
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................     19,329          72,732         163,166       3,813,476
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........     16,871          71,114         154,626       4,422,278

Changes from principal transactions:
     Contract purchase payments ........................................    174,105         216,405         463,808      32,141,575
     Contract redemptions ..............................................       (347)         (1,537)        (30,665)       (501,899)
     Net transfers (to) from fixed account .............................        330           9,726            (474)      2,523,262
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......    174,088         224,594         432,669      34,162,938
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................    190,959         295,708         587,295      38,585,216
Net assets, beginning of period ........................................     58,930         115,870         189,962       4,830,151
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .............................................. $  249,889      $  411,578      $  777,257     $43,415,367
====================================================================================================================================



                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

(1) GENERAL Annuity Investors Variable Account B (the "Account")is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the"Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly owned subsidiary of American Annuity Group, Inc., ("AAG"), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 47 states. At December 31, 1999, the following investment options were available:

                  BT Insurance Funds Trust:
o        EAFE Equity Index Portfolio
o        Equity 500 Index Portfolio
o        Small Cap Index Portfolio
                  The Dreyfus Variable Investment Fund:
o        Capital Appreciation Portfolio
o        Growth and Income Portfolio
o        Money Market Portfolio
o        Small-Cap Portfolio
                  Dreyfus Funds:
o        Socially Responsible Growth Fund, Inc.
o        Stock Index Fund
                  Invesco Funds:
o        High-Yield Fund
o        Equity Income Fund
o        Total Return Fund
                  Janus Aspen Series:
o        Aggressive Growth Portfolio
o        Balanced Portfolio
o        Capital Appreciation Portfolio
o        Growth Portfolio
o        International Growth Portfolio
o        Worldwide Growth Portfolio
                  Morgan Stanley Dean Witter Universal Funds, Inc.:
o        Emerging Markets Equity Portfolio
o        Fixed Income Portfolio
o        Mid-Cap Value Portfolio
o        U.S. Real Estate Portfolio
o        Value Portfolio
                  PBHG Insurance Series Fund, Inc.:
o        Growth II Portfolio
o        Large Cap Growth Portfolio
o        Technology & Communications Portfolio
                  Strong Funds:
o        Mid Cap Growth Fund II
o        Opportunity Fund II
                  Timothy Partners, Ltd.:
o        The Timothy Plan Variable Series

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1999

The following variable sub-accounts were added to the account on May 1, 1999: BT Insurance Funds Trust EAFE Equity Index Fund, Equity 500 Index Fund, Small Cap Index Fund; Janus Aspen Series Capital Appreciation Portfolio. No variable sub-accounts were deleted from the account in 1999.

In 1999, the Invesco Industrial Income Fund changed its name to the Invesco Equity Income Fund, and the Strong Growth Fund II changed its name to the Strong Mid Cap Growth Fund II.

(2)  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

     Basis of  Presentation

     The preparation  of  financial   statements  in  conformity   with
     accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

     Investments

     Investments are valued using the net asset value of the respective portfolios at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments which are restricted as to resale.

     Net investment income (loss), net realized gain (loss) and unrealized appreciation(depreciation)on investments are allocated to the contracts on each valuation date based on each contrac's pro rata share of the assets of the Account as of the beginning of the valuation date.

     Federal Income Taxes

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

     Net Assets  Attributable  to Variable  Annuity  Contract  Holders

     The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain
     (loss) and  unrealized appreciation (depreciation) on investments.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1999

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year ended December 31, 1999 is as follows:

                                                                 1999
                                                     -------------------------
                                                                       Proceeds
                                                        Cost of         from
                                                        Purchaes        Sales


   BT Insurance Funds Trust:
        EAFE Equity Index Portfolio                  $     75,924   $       964
        Equity 500 Index Portfolio                        756,411        10,922
        Small Cap Index Portfolio                         162,532         2,845
   Dreyfus Variable Investment Fund:
        Capital Appreciation Portfolio                  5,994,536     1,288,089
        Growth and Income Portfolio                     2,418,517       264,102
        Money Market Portfolio                          4,932,966     2,756,951
        Small Cap Portfolio                             1,463,685       424,962
   Dreyfus Funds:
        Socially Responsible Growth Fund, Inc.          4,236,425       151,145
        Stock Index Fund                               22,558,560     3,118,158
   Invesco Funds:
        High-Yield Fund                                 2,131,822       280,769
        Industrial Income Fund                          5,288,028       621,205
        Total Return Fund                               1,847,611       608,686
   Janus Aspen Series:
        Aggressive Growth Portfolio                     6,187,083       172,257
        Balanced Portfolio                             19,205,526       342,980
        Capital Appreciation Portfolio                  5,397,253       484,943
        Growth Portfolio                                7,660,504       198,430
        International Growth Portfolio                  1,562,618       215,702
        Worldwide Growth Portfolio                      9,573,649       820,989
   Morgan Stanley Dean Witter Universal Funds, Inc.:
        Emerging Markets Equity Portfolio                 345,980       127,989
        Fixed Income Portfolio                          2,993,137       331,744
        Mid-Cap Value Portfolio                         1,575,444       338,301
        U.S. Real Estate Portfolio                        593,357       135,773
        Value Portfolio                                   613,170       184,496
   PBHG Insurance Series Fund, Inc.:
        Growth II Portfolio                               741,214       124,759
        Large Cap Growth Portfolio                      1,929,951       177,371
        Technology & Communications Portfolio           7,705,231       289,479
   Strong Funds:
        Growth Fund II                                  1,638,049        66,570
        Opportunity Fund II                             1,212,944       190,754
   The Timothy Plan Variable Series:
        The Timothy Plan Variable Series                  867,375       207,127
                                                      -------------  ----------
              Total                                  $121,669,502   $13,938,462

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1999


(4)  DEDUCTIONS  AND  EXPENSES

     Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts,in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. Under the Basic Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.40% of the daily value of the total investments of the Account. These fees aggregated $1,483,303 for the year ended December 31, 1999.

     In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer an Enhanced Contract, or a Modified Enhanced contract. Under the Enhanced Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.10% of the daily value of the total investments of the Account. These fees aggregated $2,361 for the year ended December 31, 1999. Under the Modified Enhanced contract, the Company deducts a fee from the account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 0.95% of the daily value of the total investments of the account. These fees aggregated $167 for the year ended December 31, 1999.

     Pursuant to an administrative agreement between AAG and the Company, AAG subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage decreases to 0% from a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held. In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40. These expenses totaled $114,366 for the year ended December 31, 1999.

(5)  OTHER  TRANSACTIONS  WITH AFFILIATES

     AAG Securities, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1999

(6)  NET ASSETS

     The following is a reconciliation of net assets at December 31, 1999:


                                                                         1999
                                                                  -------------


     Proceeds from the sales of units since organization,
        less cost of units redeemed                                $145,559,825
     Undistributed net investment income                              1,832,888
     Undistributed net realized gains on sale of investments          1,845,239
     Net unrealized appreciation (depreciation) of investments       40,200,573
                                                                  -------------
     Net assets, end of period                                     $189,438,525
                                                                 ==============

The Financial Statements of the following investment companies ("Registran") are made a part hereof and incorporated herein:

Registrant                                          1940 Act Number

Bankers Trust Company                                   811-07507
         EAFE (R) Equity Index Fund
         Equity 500 Index Fund
         Small Cap Index Fund

Janus Aspen Series                                      811-07736
         Growth
         Aggressive Growth Portfolio
         Capital Appreciation Portfolio
         International Growth Portfolio
         Worldwide Growth Portfolio
         Balanced Portfolio

INVESCO Variable Investment Funds, Inc.                 811- 8038
         High Yield Portfolio
         Equity Income Portfolio
         Total Return Portfolio

Dreyfus Corporation                                     811-05125
         Dreyfus Variable Investment Fund
                  Capital Appreciation Portfolio
                  Growth and Income Portfolio
                  Small Cap Portfolio
                  Money Market Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.      811-07044

Dreyfus Stock Index Fund                                811-05179

PBHG Insurance Series Fund, Inc                         811-08009
         PBHG Growth II Portfolio
         PBHG Large Cap Growth Portfolio
         PBHG Technology & Communications Portfolio

Strong Capital Management, Inc.                         811-06552
         Strong Opportunity Fund II, Inc.
Strong Variable Insurance Funds, Inc.                   811-06553
         Strong Mid Cap Growth Fund II

Morgan Stanley Dean Witter Universal Funds, Inc.        811-07607
         U.S. Real Estate Portfolio
         Fixed Income Portfolio
         Emerging Markets Equity Portfolio
         Mid Cap Value Portfolio

The Timothy Plan Small Cap Variable Series              811-08228

                                                  2/2000)

Annuity Investors Life Insurance Compay(R)
P.O. Box 5423
Cincinnati, Ohio 45201-5423
1-800-789-6771




                             Annuity Investors (R)
                             Life Insurance Company

                                      For


                                     (Logo)






This report is for the information of the contract owners and participants of the Annuity Investors Life Insurance Company and the Annuity Investors Variable Account B. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus which contains complete information, including charges and expenses.


3245                                                               (2/00)